Financial income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of financial revenue

	2022	2021	2020

Financial income	1,318,948	1,091,748	438,598
Interest on financial investments	546,763	339,681	82,512
Interest received from customers	27,916	28,427	28,686
Swap interest	299,096	203,852	32,955
Interest on lease	28,101	24,788	19,924
Inflation adjustment (i)	213,949	208,029	116,441
Other derivatives (ii)	187,097	285,009	155,165
Other revenues	16,026	1,962	2,915